Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Premises and Equipment
The following table provides a summary of premises and equipment by asset type.

		September 30, 2018	September 30, 2017
	Estimated Useful Life	(In thousands)
Land	—	$110,251	$102,381
Buildings	25 - 40	156,803	149,805
Leasehold improvements	7 - 15	22,887	18,587
Furniture, software and equipment	2 - 10	126,979	119,518
		416,920	390,291
Less accumulated depreciation and amortization		(148,925)	(126,597)
		$267,995	$263,694